Supplemental Guarantor Information Supplemental Guarantor Information (Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales
Services									$ 1,394.2	$ 1,432.8	$ 1,420.8
Products									1,025.1	1,302.0	1,161.9
Net sales	$ 610.4	$ 589.6	$ 644.5	$ 574.8	$ 778.6	$ 687.6	$ 654.4	$ 614.2	2,419.3	2,734.8	2,582.7
Cost of sales
Services									932.8	974.8	1,048.3
Products									834.5	1,033.8	948.4
Cost of Goods and Services Sold									1,767.3	2,008.6	1,996.7
Gross profit (loss)	171.6	150.3	170.8	159.3	214.0	187.9	174.0	150.3	652.0	726.2	586.0
Selling and administrative expense									488.2	478.4	564.5
Research, development and engineering expense									86.9	93.6	92.2
Impairment of assets									18.9	2.1	72.0
Gain (loss) on sale of assets, net									(0.6)	(12.9)	(2.4)
Operating Expenses									593.4	561.2	726.3
Operating profit (loss)									58.6	165.0	(140.3)
Other income (expense)
Investment income									26.0	34.5	27.6
Interest expense									(32.5)	(31.4)	(29.2)
Foreign exchange (loss) gain, net									(10.0)	(11.8)	0.2
Equity in earnings of subsidiaries									0.0	0.0	0.0
Miscellaneous, net									3.7	(1.6)	(0.1)
Income (loss) from continuing operations before taxes									45.8	154.7	(141.8)
Income tax (benefit) expense									(13.7)	47.4	48.4
Income (loss) from continuing operations, net of tax	31.7	18.3	19.7	(10.2)	31.3	33.1	40.9	2.0	59.5	107.3	(190.2)
Income from discontinued operations, net of tax	2.6	4.5	4.3	4.5	2.8	1.8	2.2	2.9	15.9	9.7	13.7
Net income (loss)	34.3	22.8	24.0	(5.7)	34.1	34.9	43.1	4.9	75.4	117.0	(176.5)
Income attributable to noncontrolling interests, net of tax	1.7	1.1	1.8	(2.9)	4.1	1.9	1.5	(4.9)	1.7	2.6	5.1
Net income (loss) attributable to Diebold, Incorporated	$ 32.6	$ 21.7	$ 22.2	$ (2.8)	$ 30.0	$ 33.0	$ 41.6	$ 9.8	73.7	114.4	(181.6)
Comprehensive loss									(52.8)	(20.4)	(139.2)
Less: comprehensive income attributable to noncontrolling interests									3.2	1.4	5.7
Comprehensive loss attributable to Diebold, Incorporated									(56.0)	(21.8)	(144.9)
Parent Company [Member]
Net sales
Services									779.7	764.7	733.0
Products									179.6	181.3	241.1
Net sales									959.3	946.0	974.1
Cost of sales
Services									534.4	515.0	562.0
Products									111.3	95.0	149.6
Cost of Goods and Services Sold									645.7	610.0	711.6
Gross profit (loss)									313.6	336.0	262.5
Selling and administrative expense									268.5	265.9	363.7
Research, development and engineering expense									8.3	8.3	7.3
Impairment of assets									0.0	0.0	2.0
Gain (loss) on sale of assets, net									0.3	(12.0)	0.2
Operating Expenses									277.1	262.2	373.2
Operating profit (loss)									36.5	73.8	(110.7)
Other income (expense)
Investment income									0.2	0.9	1.8
Interest expense									(30.3)	(27.3)	(25.6)
Foreign exchange (loss) gain, net									4.0	(0.4)	3.3
Equity in earnings of subsidiaries									29.4	(459.6)	80.9
Miscellaneous, net									(9.3)	530.6	(147.5)
Income (loss) from continuing operations before taxes									30.5	118.0	(197.8)
Income tax (benefit) expense									(28.3)	13.6	(3.1)
Income (loss) from continuing operations, net of tax									58.8	104.4	(194.7)
Income from discontinued operations, net of tax									14.9	10.0	13.1
Net income (loss)									73.7	114.4	(181.6)
Income attributable to noncontrolling interests, net of tax									0.0	0.0	0.0
Net income (loss) attributable to Diebold, Incorporated									73.7	114.4	(181.6)
Comprehensive loss									(53.9)	(21.9)	(76.5)
Less: comprehensive income attributable to noncontrolling interests									0.0	0.0	0.0
Comprehensive loss attributable to Diebold, Incorporated									(53.9)	(21.9)	(76.5)
Guarantor Subsidiaries [Member]
Net sales
Services									0.0	0.0	0.0
Products									1.9	1.1	0.8
Net sales									1.9	1.1	0.8
Cost of sales
Services									1.9	0.6	0.0
Products									10.8	14.2	15.7
Cost of Goods and Services Sold									12.7	14.8	15.7
Gross profit (loss)									(10.8)	(13.7)	(14.9)
Selling and administrative expense									10.6	11.2	12.1
Research, development and engineering expense									59.3	64.8	67.0
Impairment of assets									9.1	0.0	0.0
Gain (loss) on sale of assets, net									0.0	0.9	(0.8)
Operating Expenses									79.0	76.9	78.3
Operating profit (loss)									(89.8)	(90.6)	(93.2)
Other income (expense)
Investment income									1.0	1.7	2.3
Interest expense									(0.2)	(0.3)	(0.3)
Foreign exchange (loss) gain, net									(0.5)	0.0	0.0
Equity in earnings of subsidiaries									0.0	0.0	0.0
Miscellaneous, net									13.2	22.4	16.7
Income (loss) from continuing operations before taxes									(76.3)	(66.8)	(74.5)
Income tax (benefit) expense									(12.1)	(17.8)	(23.7)
Income (loss) from continuing operations, net of tax									(64.2)	(49.0)	(50.8)
Income from discontinued operations, net of tax									0.0	0.0	0.0
Net income (loss)									(64.2)	(49.0)	(50.8)
Income attributable to noncontrolling interests, net of tax									0.0	0.0	0.0
Net income (loss) attributable to Diebold, Incorporated									(64.2)	(49.0)	(50.8)
Comprehensive loss									(64.2)	(48.9)	(50.6)
Less: comprehensive income attributable to noncontrolling interests									0.0	0.0	0.0
Comprehensive loss attributable to Diebold, Incorporated									(64.2)	(48.9)	(50.6)
Non-Guarantor Subsidiaries [Member]
Net sales
Services									614.5	668.1	687.8
Products									843.9	1,119.9	920.1
Net sales									1,458.4	1,788.0	1,607.9
Cost of sales
Services									396.5	459.2	486.3
Products									712.7	924.9	783.2
Cost of Goods and Services Sold									1,109.2	1,384.1	1,269.5
Gross profit (loss)									349.2	403.9	338.4
Selling and administrative expense									209.1	201.3	188.7
Research, development and engineering expense									19.3	20.5	17.9
Impairment of assets									9.8	2.1	70.0
Gain (loss) on sale of assets, net									(0.9)	(1.8)	(1.8)
Operating Expenses									237.3	222.1	274.8
Operating profit (loss)									111.9	181.8	63.6
Other income (expense)
Investment income									24.8	31.9	23.5
Interest expense									(2.0)	(3.8)	(3.3)
Foreign exchange (loss) gain, net									(13.5)	(11.4)	(3.1)
Equity in earnings of subsidiaries									0.0	0.0	0.0
Miscellaneous, net									51.3	(554.7)	79.2
Income (loss) from continuing operations before taxes									172.5	(356.2)	159.9
Income tax (benefit) expense									26.7	51.6	75.2
Income (loss) from continuing operations, net of tax									145.8	(407.8)	84.7
Income from discontinued operations, net of tax									1.0	(0.3)	0.6
Net income (loss)									146.8	(408.1)	85.3
Income attributable to noncontrolling interests, net of tax									1.7	2.6	5.1
Net income (loss) attributable to Diebold, Incorporated									145.1	(410.7)	80.2
Comprehensive loss									0.2	(488.1)	15.2
Less: comprehensive income attributable to noncontrolling interests									3.2	1.4	5.7
Comprehensive loss attributable to Diebold, Incorporated									(3.0)	(489.5)	9.5
Reclassifications And Eliminations [Member]
Net sales
Services									0.0	0.0	0.0
Products									(0.3)	(0.3)	(0.1)
Net sales									(0.3)	(0.3)	(0.1)
Cost of sales
Services									0.0	0.0	0.0
Products									(0.3)	(0.3)	(0.1)
Cost of Goods and Services Sold									(0.3)	(0.3)	(0.1)
Gross profit (loss)									0.0	0.0	0.0
Selling and administrative expense									0.0	0.0	0.0
Research, development and engineering expense									0.0	0.0	0.0
Impairment of assets									0.0	0.0	0.0
Gain (loss) on sale of assets, net									0.0	0.0	0.0
Operating Expenses									0.0	0.0	0.0
Operating profit (loss)									0.0	0.0	0.0
Other income (expense)
Investment income									0.0	0.0	0.0
Interest expense									0.0	0.0	0.0
Foreign exchange (loss) gain, net									0.0	0.0	0.0
Equity in earnings of subsidiaries									(29.4)	459.6	(80.9)
Miscellaneous, net									(51.5)	0.1	51.5
Income (loss) from continuing operations before taxes									(80.9)	459.7	(29.4)
Income tax (benefit) expense									0.0	0.0	0.0
Income (loss) from continuing operations, net of tax									(80.9)	459.7	(29.4)
Income from discontinued operations, net of tax									0.0	0.0	0.0
Net income (loss)									(80.9)	459.7	(29.4)
Income attributable to noncontrolling interests, net of tax									0.0	0.0	0.0
Net income (loss) attributable to Diebold, Incorporated									(80.9)	459.7	(29.4)
Comprehensive loss									65.1	538.5	(27.3)
Less: comprehensive income attributable to noncontrolling interests									0.0	0.0	0.0
Comprehensive loss attributable to Diebold, Incorporated									$ 65.1	$ 538.5	$ (27.3)